SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

(a) Investments

In January  of 2015, the Group entered into a debt-to-equity agreement with Hesine Technologies, Inc. (“Hesine”) and Hesine Technologies International Worldwide Inc. (“Hissage”) to convert the loan to Hesine, which is amount to RMB29,333 (US$4,728), to equity shares. After this transaction, the Group will hold 48.34% of equity interest of Hissage. The Group is still in process of assessing the accounting treatment of this transaction.

         In March of 2015, FL Mobile entered into an investment agreement with Ningbo Taiyue Wutong Investment Management Limited (“Taiyuewutong”) as a limited partner. Under this agreement, FL Mobile would invest RMB20,000 (US$3,269) to exchange for 17.54% of the equity interest of Ningbo Taiyue Wutong Investment Limited Partnership (“Taiyue Fund”). The Group is still in process of assessing the accounting treatment of this transaction.

(b) Stock Repurchase

In January and February of 2015, the Group repurchased 1,689,000 common shares on the open market with an aggregate price of approximately US$1,299 .

(c) Share Awards to an employee

         On January 30, 2015, the Company granted 2,079,020 restricted shares with a total value of US$1,426 to an employee. The value of the restricted share is calculated based on the grant date fair value.

(d) Bridge Loans to third parties

         In March of 2015, FL Mobile entered into two bridge loan agreements with two PRC entities with amounts of RMB12,000 (US$1,961) and RMB12,000 (US$1,961) , respectively. Both of the loans have annual interest rates of 5% and will be matured six months after the lending date if no share purchase agreements are signed within six months after the lending date. These two PRC entities are both online game content providers. The Group is still in process of assessing the accounting treatment of this transaction.

(e) Amendment to the Share Purchase Agreements with Bison Mobile Limited and other third party investors

         In March of 2015, the Company entered into an amendment agreement to Share Purchase Agreements with Bison Mobile Limited and other third party investors which further amended each of the references to “Qualified IPO” in the agreements to “Qualified Listing.” For the purpose of share purchase agreements, a Qualified Listing means any transaction that results in the listing of the business of FL Mobile Inc. on an internationally recognized stock exchange, including but not limited to a traditional, underwritten initial public offering on an internationally recognized stock exchange, sale of FL Mobile Inc. or its business to a company already listed on an internationally recognized stock exchange, or a reverse merger transaction pursuant to which FL Mobile Inc. sells substantially all its equity interests or assets in exchange for the controlling shares in a company already listed on an internationally recognized stock exchange.